7. Derivative Liability (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Details
Gain (Loss) on change in fair value of derivative liability	$ (237,379)	$ 199,600	$ 90,324	$ (431,203)
Derivative liability	$ 360,746		$ 140,196	$ 357,985	$ 47,706